Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Insurance	$ 940,588	$ 38,384
Marketing and advertising	195,876	153,181
Vendor deposits	927,108	121,318
Other	191,967	216,347
Prepaid expenses and other current assets	$ 2,255,539	$ 529,230